Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Madison ETFs Trust
Entity Central Index Key	0001976877
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Madison Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Madison Aggregate Bond ETF
Class Name	Madison Aggregate Bond ETF
Trading Symbol	MAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents.. You can also request this information by contacting us at 888-971-7135.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-971-7135
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Aggregate Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Aggregate Bond ETF returned 4.11% on a NAV basis and 4.05% on a market basis for the one year period ended June 30th, 2026. Both outperforming the Bloomberg U.S. Aggregate Index which returned 3.79%.

Performance was driven by overweight allocations to corporate bonds and mortgage-backed securities relative to the index. The primary detractor was an overweight to longer maturity U.S. Treasuries, which lagged as the yield curve steepened over the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/28/2023)
Madison Aggregate Bond ETF NAV	4.11	5.27
Bloomberg U.S. Aggregate Bond Index	3.79	4.92

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 02, 2026
Net Assets	$ 65,760,168
Holdings Count | Holdings	204
Advisory Fees Paid, Amount	$ 260,155
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$65,760,168
Number of Holdings	204
Net Advisory Fee	$260,155
Portfolio Turnover	20%
Average Credit Quality	AA3
Effective Duration	5.67 years
30-Day SEC Yield	4.57%
Distribution Yield	4.67%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Mortgage-Backed Securities	37.9%
Corporate Bonds	30.3%
U.S. Treasury Securities	22.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	1.9%
Cash & Other	1.0%

Largest Holdings [Text Block]
Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	22.6%
Federal National Mortgage Association	22.3%
Federal Home Loan Mortgage Corp.	18.8%
Government National Mortgage Association	2.2%
JPMorgan Chase & Co.	1.2%
Morgan Stanley	1.2%
Wells Fargo & Co.	1.1%
Bank of America Corp.	1.0%
Citigroup, Inc.	0.9%
Truist Financial Corp.	0.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/# documents or upon request at 888-971-7135.

Material Fund Change Expenses [Text Block]	Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.
Madison Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Madison Covered Call ETF
Class Name	Madison Covered Call ETF
Trading Symbol	CVRD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/# documents. You can also request this information by contacting us at 888-971-7135.
Additional Information Phone Number	888-971-7135
Additional Information Website	https://www.madisonfunds.com/etfs/# documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Covered Call ETF returned 2.10% on a NAV basis and 2.01% on a market basis for the one-year period ended June 30, 2026. The Fund underperformed the CBOE S&P 500 BuyWrite Monthly Index and the S&P 500 Index which returned 17.34% and 22.32%, respectfully.

The Fund’s underweight to mega-cap growth stocks and focus on defensive, income-oriented positions contributed to underperformance. Elevated option coverage reflected a cautious stance amid high market valuations. Sector positioning and stock selection also detracted from results, as the Fund remained underexposed to high-performing sectors such as Technology, Consumer Discretionary, and Communication Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Madison Covered Call ETF NAV	2.10	5.23
S&P 500 TR	22.32	22.12
Cboe S&P 500 BuyWrite Monthly Index	17.34	13.24

Performance Inception Date	Aug. 21, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 31,952,955
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 338,472
Investment Company, Portfolio Turnover	76.00%
Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Technology	24.1%
Financials	14.1%
Health Care	12.4%
Consumer Staples	10.1%
Consumer Discretionary	8.9%
Industrials	8.3%
Communications	7.8%
Energy	5.9%
Real Estate	3.0%
Cash & Other	5.4%

Largest Holdings [Text Block]
Top 10 Issuers	(% of Net Assets)
Archer-Daniels-Midland Co.	4.4%
Danaher Corp.	3.9%
Amazon.com, Inc.	3.9%
Agilent Technologies, Inc.	3.8%
Palo Alto Networks, Inc.	3.8%
Microsoft Corp.	3.8%
Visa, Inc.	3.6%
Broadcom, Inc.	3.5%
PepsiCo, Inc.	3.0%
Union Pacific Corp.	3.0%

Madison Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Madison Dividend Value ETF
Class Name	Madison Dividend Value ETF
Trading Symbol	DIVL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/# documents. You can also request this information by contacting us at 888-971-7135.
Additional Information Phone Number	888-971-7135
Additional Information Website	https://www.madisonfunds.com/etfs/# documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Dividend Value ETF returned 11.51% on a NAV basis and 11.46% on a market basis for the one-year period ended June 30, 2026. The Fund underperformed the Russell 1000 Value Index, which returned 27.12%, and the Lipper Equity Funds Index, which returned 18.98%, and the S&P 500 Index which returned 22.32%.

In terms of relative performance, there were positive results in Financials, Health Care and Utilities, which was more than offset by negative results in Technology, Industrials, Consumer Discretionary, Consumer Staples, Materials, and Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/14/2023)
Madison Dividend Value ETF NAV	11.51	9.22
S&P 500 TR	22.32	21.13
Lipper Equity Income Funds Index	18.98	15.39
Russell 1000 Value Total Return	27.12	17.84

Performance Inception Date	Aug. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 60,103,182
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 399,356
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$60,103,182
Number of Holdings	36
Net Advisory Fee	$399,356
Portfolio Turnover	67%
30-Day SEC Yield	1.93%
Distribution Yield	2.48%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Industrials	16.7%
Financials	15.5%
Energy	15.2%
Health Care	14.2%
Consumer Staples	12.6%
Technology	7.8%
Consumer Discretionary	7.8%
Utilities	4.1%
Materials	3.0%
Cash & Other	3.1%

Largest Holdings [Text Block]
Top 10 Issuers	(% of Net Assets)
Johnson & Johnson	5.5%
Exxon Mobil Corp.	4.4%
Texas Instruments, Inc.	4.3%
Chevron Corp.	4.2%
NextEra Energy, Inc.	4.1%
AbbVie, Inc.	3.7%
Union Pacific Corp.	3.5%
Analog Devices, Inc.	3.5%
Bunge Global SA	3.5%
Procter & Gamble Co.	3.4%

Madison Short-Term Strategic Income ETF
Shareholder Report [Line Items]
Fund Name	Madison Short-Term Strategic Income ETF
Class Name	Madison Short-Term Strategic Income ETF
Trading Symbol	MSTI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 888-971-7135.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-971-7135
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Short-Term Strategic Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Madison Short-Term Strategic Income ETF returned 3.92% on a NAV basis and 3.49% on a market basis for the one year period ended June 30th, 2026. Compared to the Bloomberg U.S. 1–5-year government/credit index which returned 3.00%, and the Bloomberg U.S. Aggregate Index which returned 3.79%.

Outperformance was primarily driven by overweight positions in below investment grade corporate bonds, as well as asset-backed and mortgage-backed securities. However, the Fund’s exposure to securities with maturities beyond five years detracted from results. Overall, the Fund’s sector allocation contributed positively to relative performance despite headwinds from duration positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
Madison Short-Term Strategic Income ETF NAV	3.92	5.86
Bloomberg U.S. Aggregate Bond Index	3.79	5.06
Bloomberg 1-5 Year Government/Credit Index	3.00	4.85

Performance Inception Date	Sep. 05, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 02, 2026
Net Assets	$ 49,207,755
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 239,215
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2026)
Net Assets	$49,207,755
Number of Holdings	97
Net Advisory Fee	$239,215
Portfolio Turnover	24%
Average Credit Quality	A3
Effective Duration	2.66 years
30-Day SEC Yield	4.56%
Distribution Yield	4.71%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of Net Assets)
Corporate Bonds	57.8%
Mortgage-Backed Securities	16.3%
Collateralized Mortgage Obligations	14.0%
U.S. Treasury Securities	5.1%
Asset-Backed Securities	4.2%
Cash & Other	2.6%

Largest Holdings [Text Block]
Top 10 Issuers	(% of Net Assets)
Federal National Mortgage Association	18.8%
Federal Home Loan Mortgage Corp.	6.4%
United States Treasury Note/Bond	5.1%
Government National Mortgage Association	4.9%
Bank of America Corp.	3.3%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc.	2.5%
JPMorgan Chase & Co.	2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.1%
Huntington Bancshares, Inc.	2.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/#documents or upon request at 888-971-7135.

Material Fund Change Expenses [Text Block]	Effective March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.